Global Macro Portfolio

January 31, 2021

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 44.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(1)
City of Buenos Aires, 7.50%, 6/1/27(2)	USD	1,896	$1,502,580

Total Argentina			$1,502,580

Australia — 3.6%
Australia Government Bond, 0.25%, 11/21/25(2)	AUD	95,000	$72,255,139
Australia Government Bond, 0.75%, 11/21/27(2)	AUD	21,445	18,535,410
Australia Government Bond, 1.00%, 2/21/50(2)	AUD	13,342	12,499,542
Australia Government Bond, 1.25%, 8/21/40(2)	AUD	12,982	12,390,351

Total Australia			$115,680,442

Bahrain — 2.1%
Kingdom of Bahrain, 5.45%, 9/16/32(2)	USD	10,100	$10,284,204
Kingdom of Bahrain, 5.625%, 9/30/31(2)	USD	4,748	4,891,294
Kingdom of Bahrain, 6.00%, 9/19/44(2)	USD	4,528	4,491,613
Kingdom of Bahrain, 6.25%, 1/25/51(2)	USD	10,395	10,304,044
Kingdom of Bahrain, 6.75%, 9/20/29(2)	USD	3,542	4,000,551
Kingdom of Bahrain, 7.00%, 10/12/28(2)	USD	6,732	7,810,426
Kingdom of Bahrain, 7.375%, 5/14/30(2)	USD	14,458	16,798,461
Kingdom of Bahrain, 7.50%, 9/20/47(2)	USD	8,790	9,928,920

Total Bahrain			$68,509,513

Barbados — 0.8%
Government of Barbados, 6.50%, 10/1/29(2)	USD	27,151	$27,422,207

Total Barbados			$27,422,207

Belarus — 0.4%
Republic of Belarus, 5.875%, 2/24/26(2)	USD	7,310	$7,511,062
Republic of Belarus, 6.875%, 2/28/23(2)	USD	6,700	6,991,249

Total Belarus			$14,502,311

Benin — 0.7%
Benin Government International Bond, 6.875%, 1/19/52(2)	EUR	16,930	$21,744,094

Total Benin			$21,744,094

China — 2.5%
China Development Bank, 3.70%, 10/20/30	CNY	505,000	$79,366,920
China Government Bond, 3.40%, 2/9/27	CNY	10,000	1,582,083

Total China			$80,949,003

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,696,726	$2,631,837

Total Costa Rica			$2,631,837

Dominican Republic — 1.5%
Dominican Republic, 5.30%, 1/21/41(2)	USD	9,230	$9,564,587
Dominican Republic, 5.875%, 1/30/60(2)	USD	22,532	23,703,664
Dominican Republic, 5.875%, 1/30/60(4)	USD	869	914,188
Dominican Republic, 6.40%, 6/5/49(2)	USD	3,137	3,529,125
Dominican Republic, 6.85%, 1/27/45(2)	USD	3,219	3,806,468
Dominican Republic, 7.45%, 4/30/44(2)	USD	4,820	6,075,610

Total Dominican Republic			$47,593,642

Egypt — 3.0%
Arab Republic of Egypt, 6.375%, 4/11/31(2)	EUR	32,648	$42,523,237
Arab Republic of Egypt, 8.15%, 11/20/59(2)	USD	31,072	33,129,588
Arab Republic of Egypt, 8.70%, 3/1/49(2)	USD	19,982	22,327,087

Total Egypt			$97,979,912

Georgia — 0.5%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	25,057	$7,353,338
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,820	1,734,642
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	2,922	893,492
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	22,758	7,036,779

Total Georgia			$17,018,251

Iceland — 2.2%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,734,908	$15,199,583
Republic of Iceland, 6.50%, 1/24/31	ISK	5,641,242	55,489,284

Total Iceland			$70,688,867

Indonesia — 2.7%
Indonesia Government Bond, 6.50%, 2/15/31	IDR	308,686,000	$22,455,091
Indonesia Government Bond, 7.00%, 9/15/30	IDR	328,345,000	24,612,769
Indonesia Government Bond, 7.50%, 6/15/35	IDR	540,000,000	41,100,043

Total Indonesia			$88,167,903

Ivory Coast — 1.1%
Ivory Coast Government International Bond, 4.875%, 1/30/32(2)	EUR	3,666	$4,590,125
Ivory Coast Government International Bond, 5.25%, 3/22/30(2)	EUR	10,453	13,555,440
Ivory Coast Government International Bond, 6.625%, 3/22/48(2)	EUR	7,641	10,086,414
Ivory Coast Government International Bond, 6.875%, 10/17/40(2)	EUR	5,248	7,185,622

Total Ivory Coast			$35,417,601

Security	Principal Amount (000’s omitted)		Value
Jordan — 0.7%
Jordan Government International Bond, 5.85%, 7/7/30(2)	USD	1,638	$1,805,019
Jordan Government International Bond, 7.375%, 10/10/47(2)	USD	17,147	19,586,418

Total Jordan			$21,391,437

Lebanon — 0.3%
Lebanese Republic, 6.25%, 11/4/24(2)(5)	USD	7,663	$1,003,731
Lebanese Republic, 6.25%, 6/12/25(2)(5)	USD	2,947	389,484
Lebanese Republic, 6.40%, 5/26/23(5)	USD	7,625	1,000,133
Lebanese Republic, 6.65%, 4/22/24(2)(5)	USD	14,836	1,961,319
Lebanese Republic, 6.65%, 11/3/28(2)(5)	USD	3,522	471,927
Lebanese Republic, 6.65%, 2/26/30(2)(5)	USD	453	59,604
Lebanese Republic, 6.75%, 11/29/27(2)(5)	USD	194	25,269
Lebanese Republic, 6.85%, 3/23/27(2)(5)	USD	7,024	933,630
Lebanese Republic, 6.85%, 5/25/29(5)	USD	9,973	1,331,296
Lebanese Republic, 7.00%, 12/3/24(5)	USD	3,446	451,130
Lebanese Republic, 7.00%, 3/20/28(2)(5)	USD	5,989	797,435
Lebanese Republic, 7.05%, 11/2/35(2)(5)	USD	1,463	194,076
Lebanese Republic, 7.15%, 11/20/31(2)(5)	USD	4,621	608,586
Lebanese Republic, 8.20%, 5/17/33(5)	USD	1,595	214,639
Lebanese Republic, 8.25%, 4/12/21(2)(5)	USD	1,000	138,040
Lebanese Republic, 8.25%, 5/17/34(5)	USD	1,326	174,581

Total Lebanon			$9,754,880

Mongolia — 0.1%
Mongolia Government International Bond, 5.125%, 4/7/26(2)	USD	1,554	$1,666,541

Total Mongolia			$1,666,541

New Zealand — 0.9%
New Zealand Government Bond, 2.50%, 9/20/35(2)(3)	NZD	12,174	$12,155,558
New Zealand Government Bond, 3.00%, 9/20/30(2)(3)	NZD	18,598	17,935,768

Total New Zealand			$30,091,326

Oman — 0.1%
Oman Government International Bond, 3.625%, 6/15/21(2)	USD	3,600	$3,619,058

Total Oman			$3,619,058

Philippines — 1.6%
Republic of the Philippines, 2.95%, 5/5/45	USD	7,455	$7,740,373
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	44,335,600

Total Philippines			$52,075,973

Security	Principal Amount (000’s omitted)		Value
Romania — 3.2%
Romania Government International Bond, 2.625%, 12/2/40(2)	EUR	3,639	$4,617,437
Romania Government International Bond, 3.375%, 1/28/50(2)	EUR	32,746	44,867,833
Romania Government International Bond, 4.625%, 4/3/49(2)	EUR	32,498	53,006,553

Total Romania			$102,491,823

Rwanda — 0.0%(1)
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	579	$615,625

Total Rwanda			$615,625

Serbia — 4.5%
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	2,759,650	$31,480,255
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	600,880	6,895,645
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,709,000	19,358,622
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,189,920	89,686,349

Total Serbia			$147,420,871

Suriname — 0.5%
Republic of Suriname, 9.25%, 10/26/26(2)	USD	26,286	$17,262,016

Total Suriname			$17,262,016

Thailand — 2.7%
Thailand Government Bond, 1.25%, 3/12/28(2)(3)	THB	2,466,328	$83,047,468
Thailand Government Bond, 2.875%, 6/17/46	THB	112,400	4,480,138

Total Thailand			$87,527,606

Ukraine — 7.5%
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(4)(6)	USD	16,642	$18,844,069
Ukraine Government International Bond, 9.79%, 5/26/27	UAH	25,000	780,981
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	696,196	23,619,433
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	693,998	24,317,315
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	4,481,371	176,702,705

Total Ukraine			$244,264,503

Uruguay — 0.9%
Republic of Uruguay, 3.875%, 7/2/40(3)	UYU	846,807	$23,611,348
Republic of Uruguay, 9.875%, 6/20/22(2)	UYU	272,785	6,740,020

Total Uruguay			$30,351,368

Uzbekistan — 0.1%
Republic of Uzbekistan, 14.50%, 11/25/23(2)	UZS	23,580,000	$2,239,226

Total Uzbekistan			$2,239,226

Security	Principal Amount (000’s omitted)		Value
Zambia — 0.2%
Republic of Zambia, 5.375%, 9/20/22(2)	USD	7,429	$3,843,193
Republic of Zambia, 8.50%, 4/14/24(2)	USD	1,344	722,464
Republic of Zambia, 8.97%, 7/30/27(2)	USD	1,345	709,521

Total Zambia			$5,275,178

Total Foreign Government Bonds (identified cost $1,346,478,060)			$1,445,855,594

Foreign Corporate Bonds — 3.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.2%
YPF S.A., 6.95%, 7/21/27(2)	USD	992	$611,409
YPF S.A., 8.50%, 3/23/21(2)	USD	3,500	3,233,475
YPF S.A., 8.50%, 3/23/25(2)	USD	2,083	1,713,267
YPF S.A., 8.50%, 7/28/25(2)	USD	528	357,562

Total Argentina			$5,915,713

Armenia — 0.3%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(2)	USD	8,832	$8,787,840

Total Armenia			$8,787,840

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(2)	USD	2,019	$2,190,615

Total Belarus			$2,190,615

Brazil — 0.2%
Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(2)	USD	2,110	$2,128,463
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(2)	USD	3,370	3,243,192

Total Brazil			$5,371,655

Bulgaria — 0.3%
Eurohold Bulgaria AD, 6.50%, 12/7/22(2)	EUR	9,200	$10,640,233

Total Bulgaria			$10,640,233

Georgia — 0.2%
Georgia Capital JSC, 6.125%, 3/9/24(2)	USD	5,296	$5,389,739
Silknet JSC, 11.00%, 4/2/24(2)	USD	2,470	2,697,611

Total Georgia			$8,087,350

Security	Principal Amount (000’s omitted)		Value
Greece — 0.2%
Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	4,445	$5,017,279

Total Greece			$5,017,279

Iceland — 0.6%
Arion Banki HF, 6.00%, 4/12/24(2)	ISK	1,000,000	$8,605,745
Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	7,392,249
Landsbankinn HF, 5.00%, 11/23/23(2)	ISK	560,000	4,645,081
WOW Air HF, 0.00%(5)(7)(8)	EUR	79	0
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(5)(7)	EUR	3,600	0

Total Iceland			$20,643,075

India — 0.0%(1)
Reliance Communications, Ltd., 6.50%, 11/6/20(2)(5)	USD	1,800	$166,500

Total India			$166,500

Indonesia — 0.3%
Alam Sutera Realty Tbk PT, 6.00%, (6.00% cash or 6.25% PIK), 5/2/24(9)	USD	1,675	$1,285,575
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(2)(9)	USD	5,025	3,655,360
Bayan Resources Tbk PT, 6.125%, 1/24/23(2)	USD	5,385	5,523,407

Total Indonesia			$10,464,342

Mexico — 0.1%
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(2)	USD	781	$583,317
Petroleos Mexicanos, 6.75%, 9/21/47	USD	3,700	3,238,018

Total Mexico			$3,821,335

Moldova — 0.4%
Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	11,426	$12,597,165

Total Moldova			$12,597,165

Paraguay — 0.2%
Banco Continental SAE, 2.75%, 12/10/25(2)	USD	561	$558,195
Frigorifico Concepcion S.A., 10.25%, 1/29/25(2)	USD	4,725	4,632,863

Total Paraguay			$5,191,058

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.4%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(2)	UZS	143,000,000	$13,507,484

Total Uzbekistan			$13,507,484

Total Foreign Corporate Bonds (identified cost $116,577,066)			$112,401,644

Senior Floating-Rate Loans — 0.0%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(1)
Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing July 18, 2020(5)(7)(10)		$1,825	$967,250

Total Argentina			$967,250

Total Senior Floating-Rate Loans (identified cost $1,825,000)			$967,250

Sovereign Loans — 2.2%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.06%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(11)(12)		$3,467	$3,463,144

Total Ethiopia			$3,463,144

Kenya — 0.5%
Government of Kenya, Term Loan, 6.71%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(11)		$15,674	$15,806,615
Government of Kenya, Term Loan, 6.95%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(11)		2,323	2,343,565

Total Kenya			$18,150,180

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(11)(12)	EUR	4,400	$5,336,724

Total Macedonia			$5,336,724

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.6%
Bank of Industry Limited, Term Loan, 6.22%, (3 mo. USD LIBOR + 6.00%), Maturing December 14, 2023(11)(12)		$19,000	$19,216,315

Total Nigeria			$19,216,315

Tanzania — 0.8%
Government of the United Republic of Tanzania, Term Loan, 5.46%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(11)		$25,346	$25,615,722

Total Tanzania			$25,615,722

Total Sovereign Loans (identified cost $70,515,131)			$71,782,085

Loan Participation Notes — 1.5%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 1.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(2)(7)(13)	UZS	235,761,000	$23,111,144
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(2)(7)(13)	UZS	248,781,000	24,270,515

Total Uzbekistan			$47,381,659

Total Loan Participation Notes (identified cost $48,336,669)			$47,381,659

Debt Obligations - United States — 4.0%

Asset-Backed Securities — 0.5%

Security	Principal Amount		Value
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 2.98%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(11)		$9,000,000	$8,925,208
Series 2018-GT2, Class A, 2.78%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(11)		8,064,000	7,919,988

Total Asset-Backed Securities (identified cost $17,064,000)			$16,845,196

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$11,263	$11,803
Series 1548, Class Z, 7.00%, 7/15/23	18,311	19,508
Series 1650, Class K, 6.50%, 1/15/24	126,316	135,310
Series 1817, Class Z, 6.50%, 2/15/26	28,533	31,343
Series 1927, Class ZA, 6.50%, 1/15/27	99,893	110,939
Series 2344, Class ZD, 6.50%, 8/15/31	300,691	351,681
Series 2458, Class ZB, 7.00%, 6/15/32	579,879	693,115
Interest Only:(14)
Series 4791, Class JI, 4.00%, 5/15/48	11,485,302	1,465,407

		$2,819,106

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$20,414	$20,787
Series G92-60, Class Z, 7.00%, 10/25/22	54,316	56,230
Series G93-1, Class K, 6.675%, 1/25/23	59,881	62,266
Series G94-7, Class PJ, 7.50%, 5/17/24	116,097	125,028
Series 1992-180, Class F, 1.280%, (1 mo. USD LIBOR + 1.15%), 10/25/22(11)	60,673	61,029
Series 1993-16, Class Z, 7.50%, 2/25/23	56,546	59,621
Series 1993-79, Class PL, 7.00%, 6/25/23	31,956	34,056
Series 1993-104, Class ZB, 6.50%, 7/25/23	15,310	16,096
Series 1993-121, Class Z, 7.00%, 7/25/23	251,866	268,394
Series 1993-141, Class Z, 7.00%, 8/25/23	56,667	60,480
Series 1994-42, Class ZQ, 7.00%, 4/25/24	420,970	455,909
Series 1994-79, Class Z, 7.00%, 4/25/24	72,185	77,502
Series 1994-89, Class ZQ, 8.00%, 7/25/24	83,734	92,889
Series 1996-35, Class Z, 7.00%, 7/25/26	26,762	29,788
Series 1998-16, Class H, 7.00%, 4/18/28	112,194	128,819
Series 1998-44, Class ZA, 6.50%, 7/20/28	197,403	224,696
Series 1999-25, Class Z, 6.00%, 6/25/29	210,394	238,919
Series 2000-2, Class ZE, 7.50%, 2/25/30	49,200	56,905
Series 2000-49, Class A, 8.00%, 3/18/27	147,026	164,167
Series 2001-31, Class ZA, 6.00%, 7/25/31	1,747,983	1,988,911
Series 2001-74, Class QE, 6.00%, 12/25/31	446,541	514,222
Series 2009-48, Class WA, 5.849%, 7/25/39(15)	2,174,383	2,447,303
Series 2011-38, Class SA, 13.11%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(11)(16)	2,746,935	3,762,259
Interest Only:(14)
Series 424, Class C8, 3.50%, 2/25/48	12,475,525	1,212,347
Series 2018-21, Class IO, 3.00%, 4/25/48	11,567,359	1,290,914
Series 2018-58, Class BI, 4.00%, 8/25/48	1,800,247	213,340

		$13,662,877

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$24,843	$26,388

		$26,388

Total Collateralized Mortgage Obligations (identified cost $24,572,256)		$16,508,371

Mortgage Pass-Throughs — 2.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.792%, (COF + 1.25%), with maturity at 2035(17)	$988,150	$1,014,805
2.845%, (1 yr. CMT + 2.31%), with maturity at 2036(17)	793,186	835,299
3.347%, (COF + 2.39%), with maturity at 2023(17)	9,069	9,143
4.03%, (COF + 1.25%), with maturity at 2029(17)	8,687	9,186
4.379%, (COF + 1.25%), with maturity at 2030(17)	201,425	214,287
4.50%, with maturity at 2035	170,633	187,662
6.00%, with various maturities to 2035	4,658,323	5,380,365
6.50%, with various maturities to 2032	5,217,070	6,035,891
6.60%, with maturity at 2030	507,834	584,309
7.00%, with various maturities to 2036	7,257,137	8,355,536
7.31%, with maturity at 2026	15,339	16,644
7.50%, with various maturities to 2035	3,012,713	3,379,382
7.95%, with maturity at 2022	13,811	14,291
8.00%, with various maturities to 2030	687,769	742,823
8.50%, with maturity at 2025	24,554	24,559
9.00%, with various maturities to 2027	54,707	58,886
9.50%, with maturity at 2027	31,706	35,025

		$26,898,093

Federal National Mortgage Association:
1.712%, (COF + 1.25%), with maturity at 2027(17)	$61,635	$62,184
1.753%, (COF + 1.25%), with various maturities to 2033(17)	1,225,582	1,237,493
1.866%, (COF + 1.40%), with maturity at 2025(17)	234,807	236,537
2.066%, (COF + 1.60%), with maturity at 2024(17)	93,173	93,938
2.508%, (1 yr. CMT + 2.15%), with maturity at 2028(17)	86,620	89,255
3.329%, (COF + 1.25%), with maturity at 2034(17)	404,776	421,340
3.375%, (COF + 1.25%), with maturity at 2035(17)	1,064,550	1,096,567
3.901%, (COF + 1.78%), with maturity at 2035(17)	1,698,540	1,793,484
6.00%, with various maturities to 2035	15,600,735	18,206,189
6.332%, (COF + 2.00%, Floor 6.332%), with maturity at 2032(17)	434,743	481,810
6.50%, with various maturities to 2038	6,235,008	7,120,825
7.00%, with various maturities to 2035	10,288,015	11,966,953
7.50%, with various maturities to 2027	42,684	45,214
7.707%, (1 yr. CMT + 2.15%), with maturity at 2025(17)	13,168	13,919
8.00%, with maturity at 2026	6,021	6,254
8.50%, with various maturities to 2037	1,231,344	1,436,283
9.00%, with various maturities to 2032	144,440	160,167
9.285%, with maturity at 2028	114	118
9.50%, with various maturities to 2031	47,512	51,963
9.535%, with maturity at 2027	1,153	1,263
10.50%, with maturity at 2029	23,633	27,802
11.50%, with maturity at 2031	100,366	120,599

		$44,670,157

Government National Mortgage Association:
2.125%, (1 yr. CMT + 1.50%), with maturity at 2024(17)	$94,809	$96,495
6.50%, with various maturities to 2032	253,777	285,978
7.00%, with various maturities to 2031	476,341	537,316
7.50%, with various maturities to 2028	67,828	74,574

Security	Principal Amount	Value
8.00%, with various maturities to 2023	$29,903	$31,473
9.00%, with maturity at 2025	8,956	9,534
9.50%, with maturity at 2021	198	200

		$1,035,570

Total Mortgage Pass-Throughs (identified cost $68,008,783)		$72,603,820

U.S. Treasury Obligations — 0.1%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,504,452

Total U.S. Treasury Obligations (identified cost $1,501,199)		$1,504,452

U.S. Government Guaranteed Small Business Administration Loans (18)(19) — 0.7%

Security	Principal Amount (000’s omitted)	Value
1.11%, 9/15/42	$1,645	$65,601
1.41%, 9/15/42	1,101	56,957
1.61%, 9/15/42	1,851	116,930
1.66%, 8/15/42 to 4/15/43	7,122	423,424
1.91%, 8/15/42 to 4/15/43	13,080	901,490
1.93%, 3/15/41 to 5/15/42	2,091	139,170
1.96%, 9/15/42	2,882	191,955
2.03%, 8/15/32	771	54,750
2.11%, 8/15/42 to 9/15/42	5,935	454,749
2.16%, 2/15/42 to 4/15/43	15,979	1,267,015
2.21%, 9/15/42	2,590	201,365
2.28%, 3/15/43	2,720	260,578
2.36%, 9/15/42	1,938	167,700
2.38%, 2/15/41	647	46,546
2.39%, 7/15/39	993	73,559
2.41%, 7/15/42 to 4/15/43	22,108	2,013,163
2.46%, 3/15/28 to 4/15/43	9,792	833,050
2.53%, 6/15/36	841	67,843
2.56%, 5/15/37	1,352	106,653
2.61%, 9/15/42	2,852	283,631
2.63%, 11/15/36	603	48,650
2.66%, 4/15/43	8,028	828,019
2.71%, 7/15/27 to 9/15/42	9,239	852,167
2.73%, 10/4/23 to 8/25/42(20)	16,147	1,327,368
2.91%, 10/15/42 to 4/15/43	16,093	1,841,218
2.93%, 4/15/42	925	108,593
2.96%, 7/15/27 to 2/15/43	7,728	649,511
2.98%, 7/15/43	1,194	138,377
2.99%, 2/15/29	833	52,409

Security	Principal Amount (000’s omitted)	Value
3.16%, 9/15/42 to 4/15/43	$6,298	$838,654
3.21%, 6/15/27 to 3/15/43	7,648	871,785
3.36%, 12/28/26 to 8/17/42(20)	30,880	2,532,721
3.41%, 3/15/43 to 4/15/43	7,593	982,020
3.46%, 3/15/27 to 9/15/42	4,630	534,251
3.66%, 1/15/43 to 6/15/43	8,663	1,319,368
3.69%, 3/15/43	1,333	230,326
3.71%, 3/15/28 to 10/15/42	9,752	1,040,252
3.78%, 5/15/27 to 9/15/42	3,982	514,501

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $24,210,987)		$22,436,319

Total Debt Obligations - United States (identified cost $135,357,225)		$129,898,158

Common Stocks — 2.7%

Security	Shares	Value
Argentina — 0.2%
Empresa Distribuidora Y Comercializadora Norte ADR(21)	36,031	$122,145
IRSA Inversiones y Representaciones S.A. ADR(21)	301,081	1,261,529
IRSA Propiedades Comerciales S.A. ADR	1,341	12,324
Loma Negra Cia Industrial Argentina S.A. ADR	225,800	1,158,354
Pampa Energia S.A. ADR(21)	89,700	1,131,117
Telecom Argentina S.A. ADR	143,100	927,288
Transportadora de Gas del Sur S.A. ADR(21)	220,600	1,107,412
YPF S.A. ADR(21)	298,100	1,088,065

Total Argentina		$6,808,234

Colombia — 0.3%
Bancolombia S.A.	136,302	$1,168,628
Bancolombia S.A., PFC Shares	237,970	2,101,654
Cementos Argos S.A.	250,370	409,683
Corp. Financiera Colombiana S.A.(21)	46,640	421,053
Ecopetrol S.A.	2,723,210	1,548,924
Grupo Argos S.A.	164,930	614,616
Grupo de Inversiones Suramericana S.A.	134,870	857,816
Interconexion Electrica S.A.	259,030	1,673,641

Total Colombia		$8,796,015

Cyprus — 0.1%
Bank of Cyprus Holdings PLC(21)	4,401,002	$4,094,308

Total Cyprus		$4,094,308

Georgia — 0.1%
Georgia Capital PLC(21)	776,696	$5,353,064

Total Georgia		$5,353,064

Greece — 0.3%
Alpha Bank AE(21)	1,247,900	$1,129,040
Eurobank Ergasias Services and Holdings S.A.(21)	2,679,600	1,769,879
Hellenic Telecommunications Organization S.A.	86,871	1,262,725

Security	Shares	Value
JUMBO S.A.	67,891	$1,063,510
National Bank of Greece S.A.(21)	776,900	1,823,208
OPAP S.A.	122,204	1,496,043
Piraeus Financial Holdings S.A.(21)	716,900	776,425

Total Greece		$9,320,830

Iceland — 0.5%
Arion Banki HF(4)(21)	5,194,553	$3,852,428
Eik Fasteignafelag HF(21)	19,600,022	1,455,183
Eimskipafelag Islands HF(21)	1,228,725	2,468,582
Hagar HF(21)	5,204,459	2,302,932
Reginn HF(21)	7,280,590	1,256,422
Reitir Fasteignafelag HF	2,964,531	1,646,722
Siminn HF	32,564,621	2,141,932

Total Iceland		$15,124,201

Mexico — 0.0%(1)
Vista Oil & Gas SAB de CV ADR(21)	477,800	$1,189,722

Total Mexico		$1,189,722

Serbia — 0.1%
Komercijalna Banka AD Beograd(21)	84,003	$2,586,591

Total Serbia		$2,586,591

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(21)	43,974,000	$9,085,477

Total Singapore		$9,085,477

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	539,910	$2,168,884
Bank for Investment and Development of Vietnam JSC	468,816	807,725
Binh Minh Plastics JSC	39,120	100,810
Coteccons Construction JSC	133,000	424,800
FPT Corp.	503,306	1,464,979
Hoa Phat Group JSC	953,288	1,611,699
KIDO Group Corp.	24,450	41,470
Masan Group Corp.	429,280	1,585,909
Military Commercial Joint Stock Bank(21)	2,163,261	2,192,012
PetroVietnam Nhon Trach 2 Power JSC	485,400	492,597
Phu Nhuan Jewelry JSC	532,630	2,054,747
Refrigeration Electrical Engineering Corp.	807,810	1,912,543
SSI Securities Corp.	775,425	963,491
Viet Capital Securities JSC	448,200	949,171
Vietnam Dairy Products JSC	474,081	2,107,684
Vietnam Prosperity JSC Bank(21)	1,581,255	2,202,190
Vietnam Technological & Commercial Joint Stock Bank(21)	781,800	1,161,388
Vingroup JSC(21)	632,834	2,720,063

Total Vietnam		$24,962,162

Total Common Stocks (identified cost $102,581,877)		$87,320,604

Reinsurance Side Cars — 0.2%

Security	Principal Amount/ Shares		Value
Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(4)(7)(22)		$3,500,000	$3,500,000
Mt. Logan Re Ltd., Series A-1(7)(21)(22)(23)		4,400	4,421,454

Total Reinsurance Side Cars (identified cost $7,900,000)			$7,921,454

Short-Term Investments — 34.7%

Foreign Government Securities — 7.6%

Security	Principal Amount (000’s omitted)		Value
Egypt — 6.9%
Egypt Treasury Bill, 0.00%, 2/2/21	EGP	44,050	$2,803,947
Egypt Treasury Bill, 0.00%, 2/16/21	EGP	534,050	33,876,343
Egypt Treasury Bill, 0.00%, 3/2/21	EGP	29,850	1,889,764
Egypt Treasury Bill, 0.00%, 3/23/21	EGP	45,250	2,851,644
Egypt Treasury Bill, 0.00%, 3/30/21	EGP	184,700	11,623,847
Egypt Treasury Bill, 0.00%, 4/6/21	EGP	208,975	13,141,247
Egypt Treasury Bill, 0.00%, 5/4/21	EGP	296,500	18,337,521
Egypt Treasury Bill, 0.00%, 5/18/21	EGP	547,750	33,714,367
Egypt Treasury Bill, 0.00%, 5/25/21	EGP	185,675	11,369,905
Egypt Treasury Bill, 0.00%, 6/8/21	EGP	45,100	2,748,574
Egypt Treasury Bill, 0.00%, 6/15/21	EGP	157,275	9,592,887
Egypt Treasury Bill, 0.00%, 6/29/21	EGP	295,900	17,949,686
Egypt Treasury Bill, 0.00%, 7/6/21	EGP	406,925	24,642,072
Egypt Treasury Bill, 0.00%, 7/13/21	EGP	369,875	22,344,803
Egypt Treasury Bill, 0.00%, 9/28/21	EGP	92,950	5,467,295
Egypt Treasury Bill, 0.00%, 10/12/21	EGP	194,675	11,399,066

Total Egypt			$223,752,968

Georgia — 0.4%
Georgia Treasury Bill, 0.00%, 2/11/21	GEL	11,447	$3,459,311
Georgia Treasury Bill, 0.00%, 4/8/21	GEL	843	251,703
Georgia Treasury Bill, 0.00%, 5/13/21	GEL	18,000	5,330,832
Georgia Treasury Bill, 0.00%, 6/3/21	GEL	1,632	480,613
Georgia Treasury Bill, 0.00%, 7/15/21	GEL	7,000	2,046,646
Georgia Treasury Bill, 0.00%, 10/14/21	GEL	3,340	957,595
Georgia Treasury Bill, 0.00%, 11/11/21	GEL	5,492	1,568,370
Georgia Treasury Bill, 0.00%, 12/9/21	GEL	946	268,168

Total Georgia			$14,363,238

Uruguay — 0.3%
Uruguay Monetary Regulation Bill, 0.00%, 12/3/21	UYU	358,185	$8,002,081

Total Uruguay			$8,002,081

Total Foreign Government Securities (identified cost $245,190,411)			$246,118,287

U.S. Treasury Obligations — 6.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/4/21(24)		$28,840	$28,839,931
U.S. Treasury Bill, 0.00%, 2/11/21(24)		26,060	26,059,765
U.S. Treasury Bill, 0.00%, 2/18/21(24)		150,000	149,998,051

Total U.S. Treasury Obligations (identified cost $204,894,403)			$204,897,747

Repurchase Agreements — 0.5%

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 1/26/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by USD 1,456,000 Costa Rica Government International Bond 4.25%, due 1/26/23 and a market value, including accrued interest, of $1,442,314(25)	USD	1,408	$1,408,488
Dated 1/26/21 with an interest rate of 0.30% payable by the Portfolio, collateralized by USD 1,300,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $1,290,515(25)	USD	1,297	1,296,962
Dated 1/26/21 with an interest rate of 0.35% payable by the Portfolio, collateralized by USD 3,037,000 Costa Rica Government International Bond 4.25%, due 1/26/23 and a market value, including accrued interest, of $3,008,453(25)	USD	2,938	2,937,897
Dated 1/26/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by USD 1,800,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $1,786,867(25)	USD	1,796	1,795,793
Dated 1/26/21 with an interest rate of 0.75% payable by the Portfolio, collateralized by USD 2,402,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $2,384,475(25)	USD	2,396	2,396,386
JPMorgan Chase Bank, N.A.:
Dated 1/4/21 with an interest rate of 0.35% payable by the Portfolio, collateralized by USD 1,367,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $1,357,026 (25)	USD	1,260	1,260,093
Dated 1/11/21 with an interest rate of 0.35% payable by the Portfolio, collateralized by USD 800,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $794,163(25)	USD	797	797,052
Dated 1/14/21 with an interest rate of 0.40% payable by the Portfolio, collateralized by USD 1,520,000 Costa Rica Government International Bond 4.25%, due 1/26/23 and a market value, including accrued interest, of $1,505,712(25)	USD	1,561	1,560,766
Nomura International PLC:
Dated 1/12/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by USD 3,300,000 Costa Rica Government International Bond 4.375%, due 4/30/25 and a market value, including accrued interest, of $3,275,923(25)	USD	3,262	3,262,412

Total Repurchase Agreements (identified cost $16,715,849)			$16,715,849

Other — 20.3%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(26)		659,660,357	$659,660,357

Total Other (identified cost $659,660,357)			$659,660,357

Total Short-Term Investments (identified cost $1,126,461,020)			$1,127,392,240

Total Purchased Options and Swaptions — 0.1% (identified cost $2,987,070)			$3,142,221

Total Investments — 93.4% (identified cost $2,959,019,118)			$3,034,062,909

Securities Sold Short — (0.9)%

Foreign Government Bonds — (0.5)%

Security		Principal Amount (000’s omitted)	Value
Costa Rica — (0.5)%
Costa Rica Government International Bond, 4.25%, 1/26/23(2)	USD	(6,013)	$(5,952,930)
Costa Rica Government International Bond, 4.375%, 4/30/25(2)	USD	(10,969)	(10,767,664)

Total Costa Rica			$(16,720,594)

Total Foreign Government Bonds (proceeds $16,068,234)			$(16,720,594)

Common Stocks — (0.4)%

Security		Shares	Value
Ashmore Group PLC		(1,867,300)	$(11,505,427)

Total Common Stocks (proceeds $12,025,557)			$(11,505,427)

Total Securities Sold Short (proceeds $28,093,791)			$(28,226,021)

Other Assets, Less Liabilities — 7.5%			$241,567,374

Net Assets — 100.0%			$3,247,404,262

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $860,451,869 or 26.5% of the Portfolio’s net assets.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $43,955,881 or 1.4% of the Portfolio’s net assets.

(5)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(10)	Fixed-rate loan.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(14)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(15)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2021.

(16)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2021.

(17)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2021.

(18)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(19)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(20)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2021 of all interest only securities comprising the certificate.

(21)	Non-income producing security.

(22)

Security is subject to risk of loss depending on the occurence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(23)	Restricted security.

(24)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(25)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(26)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Purchased Interest Rate Swaptions — 0.0%(1)

Description	Counterparty		Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	161,720,000	12/15/21	$235,830
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	198,570,000	1/7/22	270,662
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	99,280,000	1/10/22	134,750
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	390,910,000	1/12/22	529,034
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	109,162,000	1/17/22	151,924
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	176,282,000	1/27/22	244,608

Total					$1,566,808

Purchased Call Options — 0.1%

Description	Counterparty		Notional Amount	Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	623,900,000	1.06%	12/19/22	$1,078,336
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	304,600,000	1.09	1/4/23	497,077

Total						$1,575,413

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
BRL	5,746,000	USD	1,049,325	2/2/21	$864
BRL	68,248,162	USD	12,463,369	2/2/21	10,251
BRL	73,994,162	USD	13,657,099	2/2/21	(133,291)
EUR	1,978,100	USD	2,403,194	2/2/21	(2,671)
EUR	15,207,097	USD	18,475,102	2/2/21	(20,537)
EUR	14,800,000	USD	17,992,831	2/2/21	(32,298)
EUR	553,637,306	USD	672,613,974	2/2/21	(747,685)
USD	1,082,272	BRL	5,746,000	2/2/21	32,084
USD	13,302,641	BRL	68,248,162	2/2/21	829,021
USD	13,512,694	BRL	73,994,162	2/2/21	(11,114)
USD	677,844,678	EUR	553,637,306	2/2/21	5,978,390
USD	18,487,808	EUR	15,207,097	2/2/21	33,242
USD	17,980,520	EUR	14,800,000	2/2/21	19,987
USD	2,404,846	EUR	1,978,100	2/2/21	4,324
COP	2,805,800,000	USD	719,582	2/4/21	66,530
PEN	22,845,000	USD	6,319,152	2/4/21	(39,159)
PEN	22,845,000	USD	6,320,376	2/4/21	(40,383)
PEN	116,162,563	USD	32,114,656	2/4/21	(182,062)
USD	32,153,947	PEN	116,162,563	2/4/21	221,353
USD	6,318,453	PEN	22,845,000	2/4/21	38,460
USD	6,318,453	PEN	22,845,000	2/4/21	38,460
USD	282,959	NZD	394,335	2/5/21	(409)
USD	11,297,089	NZD	15,743,755	2/5/21	(16,327)
INR	237,555,066	USD	3,202,846	2/8/21	53,194
INR	237,555,066	USD	3,202,846	2/8/21	53,194
PHP	7,558,338	USD	156,991	2/8/21	270
USD	6,156,022	INR	457,515,586	2/8/21	(114,898)
USD	6,156,022	INR	457,515,586	2/8/21	(114,898)
USD	149,829	INR	11,135,414	2/8/21	(2,798)
USD	149,829	INR	11,135,414	2/8/21	(2,798)
USD	43,520,495	PHP	2,095,294,228	2/8/21	(74,768)
AUD	49,225,560	USD	36,002,196	2/16/21	1,621,402
NZD	63,249,871	USD	43,460,251	2/16/21	1,990,827
NZD	9,172,922	USD	6,504,336	2/16/21	87,286
USD	3,382,728	AUD	4,635,480	2/16/21	(160,217)
USD	37,171,340	AUD	51,050,227	2/16/21	(1,846,870)
USD	17,697,541	NZD	24,958,454	2/16/21	(237,495)
USD	5,286,335	NZD	7,693,467	2/16/21	(242,156)
USD	39,393,277	NZD	57,331,000	2/16/21	(1,804,527)
USD	1,462,207	IDR	20,754,560,000	2/22/21	(13,301)
USD	10,149,184	IDR	144,057,515,000	2/22/21	(92,321)
USD	10,299,667	IDR	146,275,875,791	2/22/21	(99,548)
USD	24,680,896	IDR	352,690,000,000	2/23/21	(390,068)
GBP	7,567,574	USD	10,076,679	2/25/21	293,202
GBP	5,307,000	USD	7,066,589	2/25/21	205,617
JPY	3,168,861,659	USD	30,558,561	2/25/21	(299,298)
USD	15,434,108	ZAR	229,227,366	2/25/21	328,914
USD	1,788,429	ZAR	26,561,745	2/25/21	38,113
USD	1,788,429	ZAR	26,561,745	2/25/21	38,113

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	109,793	PHP	5,284,000	2/26/21	$(64)
EUR	14,800,000	USD	17,990,986	3/2/21	(19,501)
NZD	4,150,996	USD	2,914,456	3/2/21	68,487
NZD	1,100,663	USD	787,530	3/2/21	3,416
NZD	13,219,308	USD	9,505,344	3/2/21	(5,831)
NZD	6,155,287	USD	4,449,780	3/2/21	(26,536)
NZD	24,175,979	USD	17,402,474	3/2/21	(29,400)
USD	13,647,653	BRL	73,994,162	3/2/21	134,589
USD	673,005,484	EUR	553,637,306	3/2/21	729,504
USD	18,485,856	EUR	15,207,097	3/2/21	20,038
USD	2,404,593	EUR	1,978,100	3/2/21	2,606
USD	6,542,497	NZD	9,318,336	3/2/21	(153,743)
USD	46,728,645	NZD	66,554,593	3/2/21	(1,098,079)
NOK	157,860,700	USD	17,813,616	3/3/21	616,387
JPY	1,857,760,629	USD	17,811,473	3/8/21	(69,759)
INR	231,095,934	USD	3,107,924	3/9/21	46,222
INR	231,095,934	USD	3,107,924	3/9/21	46,222
CAD	4,283,621	USD	3,348,960	3/17/21	1,273
COP	9,423,131,500	USD	2,709,948	3/17/21	(73,793)
COP	12,228,931,500	USD	3,516,853	3/17/21	(95,766)
COP	29,192,113,994	USD	8,421,045	3/17/21	(254,447)
MXN	70,704,000	USD	3,546,976	3/17/21	(113,561)
MXN	70,704,000	USD	3,546,976	3/17/21	(113,561)
MXN	103,308,000	USD	5,182,606	3/17/21	(165,928)
USD	16,765,286	CLP	12,364,700,000	3/17/21	(70,630)
USD	473,910	COP	1,632,014,800	3/17/21	17,348
USD	473,910	COP	1,632,014,800	3/17/21	17,348
USD	3,056,891	COP	10,596,916,700	3/17/21	92,366
USD	3,056,891	COP	10,596,916,700	3/17/21	92,366
USD	1,511,760	COP	5,289,209,472	3/17/21	32,085
USD	5,182,606	MXN	103,308,000	3/17/21	165,928
USD	3,546,994	MXN	70,704,000	3/17/21	113,579
USD	3,546,994	MXN	70,704,000	3/17/21	113,579
USD	85,745,074	ZAR	1,293,421,569	3/17/21	751,792
ZAR	54,554,000	USD	3,616,560	3/17/21	(31,709)
ZAR	54,554,000	USD	3,616,560	3/17/21	(31,709)
ZAR	301,980,000	USD	20,019,225	3/17/21	(175,524)
IDR	46,357,618,000	USD	3,256,137	3/22/21	29,403
IDR	46,357,618,000	USD	3,256,137	3/22/21	29,403
USD	170,903	IDR	2,448,356,849	3/22/21	(2,621)
USD	170,903	IDR	2,448,356,849	3/22/21	(2,621)
AUD	65,822,527	USD	50,735,675	3/29/21	(414,772)
NZD	12,274,760	USD	8,813,781	3/29/21	6,889
USD	109,760,572	AUD	142,399,175	3/29/21	897,310
USD	3,058,600	IDR	43,909,261,151	3/29/21	(51,055)
USD	3,058,600	IDR	43,909,261,151	3/29/21	(51,055)
USD	17,722,688	NZD	24,682,000	3/29/21	(13,852)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
JPY	324,104,073	USD	3,147,913	4/6/21	$(51,641)
NZD	6,139,438	USD	4,378,426	4/6/21	33,373
USD	432,804	NZD	603,110	4/6/21	(591)
USD	17,279,618	NZD	24,079,064	4/6/21	(23,595)
NZD	30,360,937	USD	22,059,349	4/12/21	(241,916)
USD	24,735,778	NZD	34,044,585	4/12/21	271,267
NZD	5,734,384	USD	4,122,475	4/19/21	(1,720)
USD	19,088,029	NZD	26,551,546	4/19/21	7,963
USD	9,877,858	SGD	13,081,000	4/26/21	30,858
USD	8,512,539	SGD	11,272,943	4/26/21	26,593
USD	16,138,949	ZAR	241,572,634	4/26/21	350,563
USD	1,870,102	ZAR	27,992,255	4/26/21	40,621
USD	1,870,102	ZAR	27,992,255	4/26/21	40,621

					$6,706,220

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	917,575	USD	1,114,653	Standard Chartered Bank	2/2/21	$—	$(1,131)
MYR	12,897,087	USD	3,186,827	Credit Agricole Corporate and Investment Bank	2/2/21	3,547	—
MYR	12,897,087	USD	3,186,827	Credit Agricole Corporate and Investment Bank	2/2/21	3,547	—
MYR	13,670,913	USD	3,275,255	Morgan Stanley & Co. International PLC	2/2/21	106,542	—
MYR	13,670,913	USD	3,275,255	Morgan Stanley & Co. International PLC	2/2/21	106,542	—
MYR	26,568,000	USD	6,569,408	State Street Bank and Trust Company	2/2/21	2,763	—
MYR	26,568,000	USD	6,569,408	State Street Bank and Trust Company	2/2/21	2,763	—
USD	1,132,955	EUR	917,575	Bank of America, N.A.	2/2/21	19,432	—
USD	3,189,033	MYR	12,897,087	Credit Agricole Corporate and Investment Bank	2/2/21	—	(1,341)
USD	3,189,033	MYR	12,897,087	Credit Agricole Corporate and Investment Bank	2/2/21	—	(1,341)
USD	3,380,375	MYR	13,670,913	Morgan Stanley & Co. International PLC	2/2/21	—	(1,422)
USD	3,380,375	MYR	13,670,913	Morgan Stanley & Co. International PLC	2/2/21	—	(1,422)
USD	6,544,648	MYR	26,568,000	State Street Bank and Trust Company	2/2/21	—	(27,522)
USD	6,544,648	MYR	26,568,000	State Street Bank and Trust Company	2/2/21	—	(27,522)
USD	1,157,217	CRC	711,700,000	Citibank, N.A.	2/4/21	—	(4,062)
USD	6,786,059	UAH	199,578,000	Bank of America, N.A.	2/4/21	—	(305,329)
EUR	9,942,265	RSD	1,171,000,000	JPMorgan Chase Bank, N.A.	2/5/21	—	(15,227)
EUR	304,513	USD	370,032	BNP Paribas	2/8/21	—	(443)
EUR	623,292	USD	758,395	Citibank, N.A.	2/8/21	—	(1,903)
EUR	5,027,527	USD	6,115,320	Citibank, N.A.	2/8/21	—	(13,392)
EUR	19,513,943	USD	23,694,514	Deutsche Bank AG	2/8/21	—	(10,368)
EUR	4,761,516	USD	5,789,860	JPMorgan Chase Bank, N.A.	2/8/21	—	(10,791)
EUR	7,037,564	USD	8,557,558	JPMorgan Chase Bank, N.A.	2/8/21	—	(16,040)
EUR	8,176,090	USD	9,941,823	JPMorgan Chase Bank, N.A.	2/8/21	—	(18,471)
EUR	234,711	USD	288,015	Morgan Stanley & Co. International PLC	2/8/21	—	(3,145)
EUR	4,931,716	USD	6,054,648	Morgan Stanley & Co. International PLC	2/8/21	—	(69,006)
EUR	490,781	USD	604,750	Standard Chartered Bank	2/8/21	—	(9,087)
EUR	7,425,870	USD	9,102,371	Standard Chartered Bank	2/8/21	—	(89,563)
EUR	553,637,306	USD	682,202,961	Standard Chartered Bank	2/8/21	—	(10,251,256)
EUR	3,174,041	USD	3,834,683	UBS AG	2/8/21	17,663	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,056,584	USD	1,282,155	UBS AG	2/8/21	$225	$—
PLN	71,083,000	EUR	15,862,698	Citibank, N.A.	2/8/21	—	(169,002)
PLN	73,328,000	EUR	16,291,046	UBS AG	2/8/21	—	(86,176)
TRY	39,392,000	USD	5,304,905	Standard Chartered Bank	2/8/21	63,710	—
USD	196,351,485	EUR	159,347,750	Standard Chartered Bank	2/8/21	2,950,514	—
USD	128,439,482	EUR	104,234,213	Standard Chartered Bank	2/8/21	1,930,021	—
USD	104,080,962	EUR	84,466,217	Standard Chartered Bank	2/8/21	1,563,993	—
USD	50,183,392	EUR	40,726,000	Standard Chartered Bank	2/8/21	754,091	—
USD	42,339,903	EUR	34,360,668	Standard Chartered Bank	2/8/21	636,229	—
USD	36,263,532	EUR	29,429,430	Standard Chartered Bank	2/8/21	544,921	—
USD	23,396,196	EUR	18,987,028	Standard Chartered Bank	2/8/21	351,567	—
USD	19,289,111	EUR	15,653,950	Standard Chartered Bank	2/8/21	289,852	—
USD	13,667,709	EUR	11,091,939	Standard Chartered Bank	2/8/21	205,380	—
USD	11,336,424	EUR	9,200,000	Standard Chartered Bank	2/8/21	170,349	—
USD	10,136,617	EUR	8,226,305	Standard Chartered Bank	2/8/21	152,320	—
USD	9,492,609	EUR	7,703,664	Standard Chartered Bank	2/8/21	142,643	—
USD	8,964,101	EUR	7,274,757	Standard Chartered Bank	2/8/21	134,701	—
USD	5,477,218	EUR	4,445,000	Standard Chartered Bank	2/8/21	82,304	—
USD	4,435,992	EUR	3,600,000	Standard Chartered Bank	2/8/21	66,658	—
USD	1,465,269	EUR	1,189,129	Standard Chartered Bank	2/8/21	22,018	—
USD	1,373,486	EUR	1,114,643	Standard Chartered Bank	2/8/21	20,639	—
USD	367,247	EUR	298,037	Standard Chartered Bank	2/8/21	5,519	—
USD	1,114,793	EUR	917,575	Standard Chartered Bank	2/8/21	1,128	—
USD	67,227	EUR	54,557	Standard Chartered Bank	2/8/21	1,010	—
CNH	15,897,731	USD	2,382,553	Standard Chartered Bank	2/9/21	81,982	—
CNH	15,897,731	USD	2,382,553	Standard Chartered Bank	2/9/21	81,982	—
EGP	46,036,000	USD	2,856,717	Citibank, N.A.	2/9/21	67,452	—
EGP	44,094,000	USD	2,731,970	Goldman Sachs International	2/9/21	68,845	—
EGP	46,549,000	USD	2,918,433	Goldman Sachs International	2/9/21	38,322	—
EGP	49,351,000	USD	3,096,048	HSBC Bank USA, N.A.	2/9/21	38,688	—
USD	14,320,467	CNH	95,554,178	Standard Chartered Bank	2/9/21	—	(492,756)
USD	913,800	CRC	562,800,000	Citibank, N.A.	2/9/21	—	(4,469)
EUR	14,769,679	RSD	1,737,726,598	HSBC Bank USA, N.A.	2/10/21	—	(1,458)
USD	1,881,590	CRC	1,160,000,000	Citibank, N.A.	2/12/21	—	(11,012)
OMR	2,165,000	USD	5,469,934	BNP Paribas	2/16/21	152,225	—
THB	667,748,556	USD	22,254,576	Standard Chartered Bank	2/16/21	54,648	—
USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	—	(142,534)
USD	1,438,125	THB	43,395,759	Standard Chartered Bank	2/16/21	—	(11,711)
USD	12,070,375	THB	364,226,485	Standard Chartered Bank	2/16/21	—	(98,293)
USD	84,662,710	THB	2,540,304,604	Standard Chartered Bank	2/16/21	—	(207,898)
USD	14,631,142	UAH	422,840,000	BNP Paribas	2/16/21	—	(349,284)
USD	10,050,397	UAH	291,160,000	Citibank, N.A.	2/16/21	—	(264,854)
USD	2,946,984	CNH	19,410,000	UBS AG	2/22/21	—	(59,053)
USD	2,476,719	CRC	1,500,000,000	Citibank, N.A.	2/23/21	29,687	—
TRY	15,546,000	USD	2,079,778	Citibank, N.A.	2/26/21	23,362	—
TRY	107,066,000	USD	14,317,465	Standard Chartered Bank	2/26/21	166,959	—
TRY	107,052,000	USD	14,317,507	Standard Chartered Bank	2/26/21	165,022	—
TRY	115,000,000	USD	15,406,256	Standard Chartered Bank	2/26/21	151,518	—
TRY	64,285,000	USD	8,590,484	Standard Chartered Bank	2/26/21	106,311	—
TRY	9,413,645	USD	1,259,334	Standard Chartered Bank	2/26/21	14,191	—
USD	224,620	TRY	1,700,000	Citibank, N.A.	2/26/21	—	(5,364)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,506,751	TRY	80,289,000	Standard Chartered Bank	2/26/21	$644,855	$—
USD	9,205,351	TRY	64,075,000	Standard Chartered Bank	2/26/21	536,965	—
USD	9,205,539	TRY	64,092,000	Standard Chartered Bank	2/26/21	534,853	—
USD	5,753,439	TRY	40,237,000	Standard Chartered Bank	2/26/21	309,977	—
USD	1,989,529	TRY	14,440,000	Standard Chartered Bank	2/26/21	36,013	—
USD	22,086	TRY	154,000	Standard Chartered Bank	2/26/21	1,252	—
USD	943,948	TRY	7,505,645	Standard Chartered Bank	2/26/21	—	(71,453)
USD	4,070,803	TRY	30,870,000	Standard Chartered Bank	2/26/21	—	(105,445)
USD	3,346,083	UAH	97,806,000	BNP Paribas	2/26/21	—	(110,573)
USD	3,694,629	UAH	107,994,000	BNP Paribas	2/26/21	—	(122,091)
USD	2,222,830	ZAR	34,000,000	UBS AG	2/26/21	—	(17,318)
MYR	12,897,087	USD	3,164,153	Goldman Sachs International	3/2/21	14,147	—
MYR	12,897,087	USD	3,164,153	Goldman Sachs International	3/2/21	14,147	—
USD	3,182,501	MYR	12,897,087	Credit Agricole Corporate and Investment Bank	3/2/21	4,202	—
USD	3,182,501	MYR	12,897,087	Credit Agricole Corporate and Investment Bank	3/2/21	4,202	—
USD	5,332,300	UAH	154,770,000	Goldman Sachs International	3/3/21	—	(130,854)
EGP	136,520,000	USD	7,726,089	Goldman Sachs International	3/8/21	876,198	—
EGP	75,050,000	USD	4,237,719	Goldman Sachs International	3/8/21	491,271	—
EGP	489,295,000	USD	26,999,674	HSBC Bank USA, N.A.	3/8/21	3,831,387	—
EGP	147,335,000	USD	8,309,927	HSBC Bank USA, N.A.	3/8/21	973,827	—
PLN	62,047,000	EUR	13,845,398	Citibank, N.A.	3/8/21	—	(150,971)
USD	10,316,284	EGP	179,916,000	Goldman Sachs International	3/8/21	—	(1,020,437)
USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	—	(2,167,127)
USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	—	(2,167,127)
CNH	6,554,055	USD	998,150	Citibank, N.A.	3/9/21	15,793	—
CNH	6,554,055	USD	998,150	Citibank, N.A.	3/9/21	15,793	—
CNH	5,763,783	USD	877,796	Citibank, N.A.	3/9/21	13,889	—
CNH	5,369,243	USD	818,133	Goldman Sachs International	3/9/21	12,515	—
CNH	5,369,243	USD	818,133	Goldman Sachs International	3/9/21	12,515	—
CNH	4,721,833	USD	719,485	Goldman Sachs International	3/9/21	11,006	—
OMR	2,000,000	USD	5,037,783	Standard Chartered Bank	3/10/21	153,999	—
USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	—	(1,068,138)
PLN	28,950,183	EUR	6,521,251	Standard Chartered Bank	3/11/21	—	(144,988)
PLN	28,916,817	EUR	6,514,394	Standard Chartered Bank	3/11/21	—	(145,621)
USD	8,023,144	BHD	3,039,167	Standard Chartered Bank	3/11/21	—	(35,114)
USD	6,685,631	SAR	25,265,000	Standard Chartered Bank	3/11/21	—	(49,531)
USD	10,723,443	BHD	4,061,000	Standard Chartered Bank	3/16/21	—	(43,392)
USD	821,329	THB	24,797,576	Standard Chartered Bank	3/16/21	—	(7,082)
USD	6,893,529	THB	208,129,420	Standard Chartered Bank	3/16/21	—	(59,438)
USD	3,483,831	UAH	100,404,000	BNP Paribas	3/22/21	—	(43,039)
USD	1,637,946	UAH	47,525,000	Bank of America, N.A.	3/23/21	—	(31,027)
USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	—	(525,775)
USD	11,033,793	UAH	314,761,000	Bank of America, N.A.	3/29/21	—	(2,964)
USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	—	(70,296)
USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	—	(288,782)
USD	1,242,756	UAH	35,810,000	BNP Paribas	4/5/21	—	(10,763)
USD	1,036,691	UAH	29,950,000	BNP Paribas	4/5/21	—	(11,700)
TRY	26,198,000	USD	3,421,891	Standard Chartered Bank	4/6/21	64,912	—
TRY	213,040,000	USD	28,015,215	Standard Chartered Bank	4/7/21	327,057	—
TRY	53,090,000	USD	6,984,148	Standard Chartered Bank	4/7/21	78,804	—
TRY	45,150,000	USD	5,977,014	Standard Chartered Bank	4/7/21	29,622	—
USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	—	(19,873)
USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	—	(35,997)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	$—	$(168,551)
USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	—	(193,189)
USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	—	(172,712)
CNH	27,961,643	USD	4,320,109	Bank of America, N.A.	4/12/21	—	(4,156)
USD	5,279,082	CNH	34,168,539	Bank of America, N.A.	4/12/21	5,079	—
USD	5,279,082	CNH	34,168,539	Bank of America, N.A.	4/12/21	5,079	—
USD	897,928	CRC	556,500,000	Citibank, N.A.	4/12/21	—	(7,000)
USD	2,767,061	UAH	79,470,000	Bank of America, N.A.	4/12/21	—	(10,431)
USD	376,355	THB	11,365,556	Standard Chartered Bank	4/16/21	—	(3,305)
USD	3,158,802	THB	95,392,651	Standard Chartered Bank	4/16/21	—	(27,741)
USD	919,704	CRC	563,300,000	Citibank, N.A.	4/19/21	4,682	—
USD	1,836,259	CRC	1,127,500,000	Citibank, N.A.	4/20/21	5,029	—
CNH	6,347,510	USD	972,028	Goldman Sachs International	4/21/21	7,068	—
CNH	6,347,510	USD	972,028	Goldman Sachs International	4/21/21	7,068	—
USD	4,811,182	CNH	31,417,857	Goldman Sachs International	4/21/21	—	(34,984)
USD	6,571,050	IDR	93,197,208,210	Deutsche Bank AG	4/26/21	—	(8,116)
USD	10,445,761	IDR	148,100,000,000	Standard Chartered Bank	4/26/21	—	(9,214)
USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	—	(121,211)
USD	3,347,982	UAH	96,221,000	Bank of America, N.A.	4/26/21	—	(4,523)
USD	1,520,010	CRC	934,700,000	Citibank, N.A.	4/27/21	3,513	—
TRY	79,190,000	USD	9,651,509	Standard Chartered Bank	5/17/21	704,860	—
TRY	39,693,269	USD	4,820,108	Standard Chartered Bank	5/17/21	370,928	—
TRY	39,707,000	USD	4,826,170	Standard Chartered Bank	5/17/21	366,661	—
TRY	39,670,000	USD	4,826,073	Standard Chartered Bank	5/17/21	361,920	—
TRY	39,669,000	USD	4,825,951	Standard Chartered Bank	5/17/21	361,911	—
TRY	39,640,000	USD	4,825,358	Standard Chartered Bank	5/17/21	358,711	—
TRY	39,611,000	USD	4,826,234	Standard Chartered Bank	5/17/21	354,043	—
TRY	39,280,000	USD	4,825,591	Standard Chartered Bank	5/17/21	311,398	—
TRY	13,105,000	USD	1,594,635	Standard Chartered Bank	5/17/21	119,220	—
TRY	7,505,645	USD	909,006	Standard Chartered Bank	5/17/21	72,573	—
USD	193,088	TRY	1,493,560	Standard Chartered Bank	5/17/21	—	(2,238)
USD	6,292,606	TRY	48,329,354	Standard Chartered Bank	5/17/21	—	(27,846)
USD	3,160,948	TRY	24,687,000	Standard Chartered Bank	5/17/21	—	(67,587)
USD	3,160,870	TRY	24,718,000	Standard Chartered Bank	5/17/21	—	(71,720)
USD	3,160,994	TRY	24,798,000	Standard Chartered Bank	5/17/21	—	(82,057)
USD	3,160,916	TRY	25,055,000	Standard Chartered Bank	5/17/21	—	(115,746)
USD	4,741,461	TRY	37,440,000	Standard Chartered Bank	5/17/21	—	(154,895)
USD	7,902,339	TRY	63,843,000	Standard Chartered Bank	5/17/21	—	(446,968)
USD	15,804,790	TRY	126,707,000	Standard Chartered Bank	5/17/21	—	(765,793)
USD	3,218,128	GHS	21,658,000	ICBC Standard Bank plc	5/24/21	—	(334,385)
USD	1,380,699	GHS	9,254,000	Standard Chartered Bank	5/24/21	—	(137,213)
USD	17,461,490	OMR	6,858,000	Standard Chartered Bank	5/27/21	—	(315,877)
USD	684,132	GHS	4,570,000	JPMorgan Chase Bank, N.A.	5/28/21	—	(64,217)
USD	577,528	GHS	3,855,000	JPMorgan Chase Bank, N.A.	6/2/21	—	(52,416)
USD	1,878,190	GHS	12,659,000	Standard Chartered Bank	6/4/21	—	(188,683)
USD	1,863,080	GHS	12,641,000	JPMorgan Chase Bank, N.A.	6/7/21	—	(198,267)
USD	1,165,714	GHS	7,752,000	ICBC Standard Bank plc	6/14/21	—	(94,705)
UYU	32,777,018	USD	749,514	HSBC Bank USA, N.A.	6/14/21	8,423	—
UYU	16,279,580	USD	372,241	HSBC Bank USA, N.A.	6/14/21	4,209	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UYU	16,216,544	USD	370,799	HSBC Bank USA, N.A.	6/14/21	$4,193	$—
UYU	16,198,980	USD	371,196	HSBC Bank USA, N.A.	6/14/21	3,390	—
USD	677,596	GHS	4,567,000	Standard Chartered Bank	6/16/21	—	(64,347)
USD	676,492	GHS	4,567,000	Standard Chartered Bank	6/18/21	—	(64,834)
USD	932,346	GHS	6,298,000	ICBC Standard Bank plc	6/21/21	—	(88,686)
USD	862,351	GHS	5,795,000	JPMorgan Chase Bank, N.A.	6/23/21	—	(76,355)
USD	1,193,573	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/1/21	—	(95,602)
USD	9,440,346	OMR	3,711,000	BNP Paribas	7/6/21	—	(172,221)
USD	9,949,641	OMR	3,912,000	Standard Chartered Bank	7/6/21	—	(183,574)
USD	1,183,759	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/21	—	(81,415)
USD	8,422,392	OMR	3,310,000	BNP Paribas	7/19/21	—	(149,407)
USD	35,093,372	OMR	13,793,450	Standard Chartered Bank	8/9/21	—	(612,550)
KES	400,890,000	USD	3,386,753	Standard Chartered Bank	10/12/21	67,727	—
KES	267,260,000	USD	2,257,836	Standard Chartered Bank	10/12/21	45,151	—
UYU	32,602,760	USD	729,776	HSBC Bank USA, N.A.	10/13/21	6,716	—
GEL	4,403,600	USD	1,271,247	Goldman Sachs International	10/21/21	—	(7,624)
UYU	33,244,103	USD	732,992	HSBC Bank USA, N.A.	1/11/22	4,925	—
UYU	145,591,000	USD	3,248,349	Citibank, N.A.	1/24/22	—	(24,867)
USD	1,085,187	AED	4,000,000	Standard Chartered Bank	1/31/22	—	(3,229)
USD	78,294,208	AED	288,627,683	Standard Chartered Bank	2/10/22	—	(238,682)
USD	6,701,464	BHD	2,555,000	Bank of America, N.A.	3/14/22	—	(46,083)
USD	13,371,339	SAR	50,898,000	Standard Chartered Bank	3/14/22	—	(188,009)
USD	32,193,679	SAR	122,510,000	Standard Chartered Bank	3/14/22	—	(443,274)
USD	3,538,199	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/16/22	—	(26,910)
USD	3,038,592	BHD	1,171,833	Standard Chartered Bank	3/16/22	—	(56,010)
USD	13,404,845	BHD	5,116,000	Standard Chartered Bank	3/16/22	—	(105,600)
USD	6,701,258	BHD	2,583,000	Standard Chartered Bank	3/16/22	—	(119,985)
USD	14,866,113	SAR	56,350,000	BNP Paribas	3/24/22	—	(144,740)
USD	22,298,945	SAR	84,513,000	HSBC Bank USA, N.A.	3/24/22	—	(214,138)
USD	26,680,048	SAR	101,024,000	Standard Chartered Bank	3/28/22	—	(230,674)

						$24,167,463	$(28,765,126)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	52	Long	3/19/21	$9,633,520	$172,120
SPI 200 Index	130	Long	3/18/21	16,165,329	(347,596)
MSCI Emerging Markets Index	(115)	Short	3/19/21	(7,625,075)	(404,225)
Interest Rate Futures
CME 90-Day Eurodollar	1,977	Long	3/18/24	490,765,537	(184,217)
Euro-Bobl	(29)	Short	3/8/21	(4,759,845)	352
Euro-Bund	(126)	Short	3/8/21	(27,102,808)	3,058
Euro-Buxl	(248)	Short	3/8/21	(66,602,510)	599,226
U.S. 2-Year Treasury Note	(151)	Short	3/31/21	(33,367,461)	(31,852)
U.S. 5-Year Treasury Note	(514)	Short	3/31/21	(64,699,750)	(19,437)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	(184)	Short	3/22/21	$(25,213,750)	$153,500
U.S. Long Treasury Bond	(160)	Short	3/22/21	(26,995,000)	659,207
U.S. Ultra-Long Treasury Bond	(225)	Short	3/22/21	(46,061,719)	1,758,059

					$2,358,195

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(1,300,445)
EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(1,227,810)
EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(1,281,369)
EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(1,398,724)
EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	2,389,956
EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	2,312,626
EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	2,337,437
EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	2,703,392
EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	315,592

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	$4,290
USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	4,290
USD	20,750	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(29,658)
USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(32,462)
USD	11,630	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(8,756)
USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	395
USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	(2,518)
USD	20,750	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	46,575
USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	46,016
USD	11,630	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	21,120
USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	199,142
USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	377,791
USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	344,926
USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	338,395
USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	162,366

							$6,322,567

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

HICP - Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	164,060	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	$(28,485)	$—	$(28,485)
BRL	243,243	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	(259,616)	—	(259,616)
BRL	818,909	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	310,414	—	310,414
BRL	1,189,580	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	419,538	—	419,538
BRL	1,928,281	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	(2,158,579)	—	(2,158,579)
CAD	41,210	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(1,276,962)	—	(1,276,962)
CAD	20,350	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(682,042)	—	(682,042)
CAD	23,340	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(787,149)	—	(787,149)
CAD	58,220	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	(171,716)	—	(171,716)
CAD	8,660	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.03% (pays semi-annually)	8/19/30	171,778	(90)	171,688
CAD	13,202	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.04% (pays semi-annually)	8/19/30	256,895	(137)	256,758
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	(809,454)	—	(809,454)
COP	10,940,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	(143,169)	—	(143,169)
COP	72,092,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	(804,386)	—	(804,386)
COP	7,936,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	(68,017)	—	(68,017)
COP	7,936,810	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	(72,334)	—	(72,334)
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	132,259	—	132,259
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	236,459	—	236,459
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	367,379	—	367,379
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	216,123	—	216,123
EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(386,100)	117,041	(269,059)
EUR	3,813	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(157,052)	36,734	(120,318)
EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(268,283)	23,210	(245,073)
EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(154,583)	(7)	(154,590)
EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(58,298)	2	(58,296)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	1,847	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	$(175,370)	$—	$(175,370)
EUR	1,821	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(178,843)	—	(178,843)
EUR	3,316	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(312,349)	(1)	(312,350)
EUR	2,876	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(254,133)	(1)	(254,134)
EUR	16,000	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(870,825)	4	(870,821)
EUR	2,510	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(89,552)	—	(89,552)
EUR	7,009	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(14,890)	(6)	(14,896)
GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(2,782,487)	—	(2,782,487)
GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(3,137,847)	—	(3,137,847)
KRW	17,462,170	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	583,596	—	583,596
KRW	23,283,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	773,220	—	773,220
MXN	699,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/1/21	31,419	—	31,419
MXN	785,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/1/21	35,306	—	35,306
MXN	2,111,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.43% (pays monthly)	9/1/21	101,324	—	101,324
MXN	360,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/2/21	16,380	—	16,380
MXN	389,616	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.50% (pays monthly)	8/31/22	87,978	—	87,978
MXN	1,554,016	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.49% (pays monthly)	8/31/22	347,214	—	347,214
MXN	600,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.23% (pays monthly)	1/6/23	(4,298)	—	(4,298)
MXN	915,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	88,807	—	88,807
SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	904,722	—	904,722
SGD	9,469	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	324,479	—	324,479
SGD	10,653	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	369,835	—	369,835
SGD	10,889	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	372,325	—	372,325
SGD	14,570	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	301,732	—	301,732
SGD	24,900	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	498,897	—	498,897
SGD	72,840	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	1,491,294	—	1,491,294
SGD	46,100	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	8/21/25	17,652	—	17,652

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	3,700	Receives	3-month USD-LIBOR (pays quarterly)	0.52% (pays semi-annually)	3/19/23	$(31,355)	$—	$(31,355)
USD	665	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(4,753)	—	(4,753)
USD	2,300	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/3/23	(16,447)	—	(16,447)
USD	1,688	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(115,783)	—	(115,783)
USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(391,014)	—	(391,014)
USD	186	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(9,372)	—	(9,372)
USD	885	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(47,322)	—	(47,322)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(18,253)	—	(18,253)
USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(33,109)	—	(33,109)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(77,587)	—	(77,587)
USD	836	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(40,026)	—	(40,026)
USD	3,880	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(187,822)	—	(187,822)
USD	4,760	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(232,171)	—	(232,171)
USD	775	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(34,283)	—	(34,283)
USD	2,344	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(101,202)	—	(101,202)
USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(221,198)	—	(221,198)
USD	780	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(37,713)	—	(37,713)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(53,822)	—	(53,822)
USD	740	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(15,301)	—	(15,301)
USD	14,720	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	220,287	—	220,287
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	2,220	—	2,220
USD	1,990	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	207	—	207
USD	7,257	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	14,462	—	14,462
USD	2,580	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	14,740	—	14,740

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	760	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	$4,017	$—	$4,017
USD	33,064	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(2,156,093)	—	(2,156,093)
USD	32,860	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	384,179	—	384,179
USD	1,516	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/1/30	49,838	—	49,838
USD	14,560	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	400,791	—	400,791
USD	4,475	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	107,505	—	107,505
USD	597	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	15,556	—	15,556
USD	3,281	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	110,838	—	110,838
USD	3,600	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	130,674	—	130,674
USD	4,127	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/26/30	143,021	—	143,021
USD	3,250	Receives	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	7/1/30	133,989	—	133,989
USD	0(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(29)	11	(18)
USD	0(1)	Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	37	(26)	(11)
USD	1,226	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(40,507)	—	(40,507)
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	(869)	—	(869)
USD	3,590	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(70,351)	—	(70,351)
USD	2,390	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(74,763)	—	(74,763)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(43,479)	—	(43,479)
USD	1,085	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(102,430)	—	(102,430)
USD	4,700	Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(371,401)	—	(371,401)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	11/22/49	(5,600)	—	(5,600)
USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	11/22/49	(90,612)	—	(90,612)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/25/49	(6,379)	—	(6,379)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	450	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	$(28,760)	$—	$(28,760)
USD	3,150	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(201,321)	—	(201,321)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/26/49	(6,152)	—	(6,152)
USD	568	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(34,043)	—	(34,043)
USD	4,060	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(248,683)	—	(248,683)
USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(65,639)	—	(65,639)
USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	(64,855)	—	(64,855)
USD	1,063	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(79,557)	—	(79,557)
USD	466	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(39,313)	—	(39,313)
USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(663,340)	—	(663,340)
USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(692,986)	—	(692,986)
USD	4,680	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	(707,680)	—	(707,680)
USD	3,430	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	4/29/50	637,243	—	637,243
USD	1,320	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	216,673	—	216,673
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	122,626	—	122,626

Total						$(12,404,266)	$176,734	$(12,227,532)

(1)	Notional amount is less than USD 500.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$3,290	1.00% (pays quarterly)(1)	6/20/21	0.50%	$10,460	$37,632	$48,092
Turkey	40,966	1.00% (pays quarterly)(1)	6/20/21	1.35	(7,366)	662,804	655,438
Turkey	7,810	1.00% (pays quarterly)(1)	12/20/21	1.89	(53,025)	271,165	218,140

Total	$52,066				$(49,931)	$971,601	$921,670

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$89,753	1.00% (pays quarterly)(1)	12/20/25	$(2,592,665)	$2,117,960	$(474,705)
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	2,820	1.00% (pays quarterly)(1)	6/20/24	(2,790)	(55,861)	(58,651)
Mexico	7,100	1.00% (pays quarterly)(1)	12/20/25	(25,891)	37,268	11,377
Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(1,965,922)	2,388	(1,963,534)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(288,237)	65,961	(222,276)
Qatar	8,250	1.00% (pays quarterly)(1)	12/20/25	(230,849)	203,606	(27,243)
Russia	73,003	1.00% (pays quarterly)(1)	12/20/25	(225,628)	(458,922)	(684,550)
Saudi Arabia	24,167	1.00% (pays quarterly)(1)	12/20/25	(410,154)	137,915	(272,239)
Saudi Arabia	55,564	1.00% (pays quarterly)(1)	12/20/30	622,280	(797,357)	(175,077)
South Africa	29,280	1.00% (pays quarterly)(1)	12/20/25	1,672,981	(1,554,522)	118,459
South Africa	131,530	1.00% (pays quarterly)(1)	12/20/30	22,297,536	(22,401,543)	(104,007)
Turkey	40,552	1.00% (pays quarterly)(1)	12/20/25	3,756,508	(7,080,449)	(3,323,941)

Total				$22,607,169	$(29,783,556)	$(7,176,387)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$3,300	1.00% (pays quarterly)(1)	12/20/25	1.03%	$(1,615)	$41,127	$39,512
Vietnam	Goldman Sachs International	3,100	1.00% (pays quarterly)(1)	12/20/25	1.03	(1,517)	38,992	37,475
Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	12/20/25	1.03	(734)	17,660	16,926

Total		$7,900				$(3,866)	$97,779	$93,913

Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Dubai	Barclays Bank PLC	$5,058	1.00% (pays quarterly)(1)	12/20/24	$(13,401)	$(65,327)	$(78,728)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(8,894)	(43,320)	(52,214)
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	440,447	(287,497)	152,950
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	536,021	(338,139)	197,882
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(86,034)	(3,643)	(89,677)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(81,293)	961	(80,332)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(253,087)	11,980	(241,107)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	2,150,855	(1,811,918)	338,937
South Africa	HSBC Bank USA, N.A.	23,540	1.00% (pays quarterly)(1)	6/20/29	3,297,237	(2,493,746)	803,491
Ukraine	Barclays Bank PLC	35,369	5.00% (pays quarterly)(1)	12/20/25	(2,090,895)	(981,636)	(3,072,531)
Ukraine	JPMorgan Chase Bank, N.A.	20,000	5.00% (pays quarterly)(1)	12/20/25	(1,182,327)	(527,279)	(1,709,606)

Total					$2,708,629	$(6,539,564)	$(3,830,935)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $59,966,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	45,000	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	2/18/21	$(300,094)
Citibank, N.A.	USD	38,500	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	2/18/21	(374,008)
Citibank, N.A.	USD	35,300	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	2/18/21	(782,500)
JPMorgan Chase Bank, N.A.	CNY	71,727	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 14.00% on $11,039,224 (pays quarterly)	4/16/21	(148,113)
UBS AG	CNY	38,579	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 11.00% on $5,819,054 (pays quarterly)	2/18/21	471,823

						$(1,132,892)

Abbreviations:

ADR	-	American Depositary Receipt

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PFC Shares	-	Preference Shares

PIK	-	Payment In Kind

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SAR	-	Saudi Riyal

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2021 were $32,095,259 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended January 31, 2021, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At January 31, 2021, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$4,400,000	$4,421,454

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $659,660,357, which represents 20.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$490,405,962	$896,955,054	$(727,700,659)	$10,925	$(10,925)	$659,660,357	$126,156	659,660,357

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$1,445,855,594	$—	$1,445,855,594
Foreign Corporate Bonds	—	112,401,644	0	112,401,644
Senior Floating-Rate Loans	—	—	967,250	967,250
Sovereign Loans	—	71,782,085	—	71,782,085
Loan Participation Notes	—	—	47,381,659	47,381,659
Asset-Backed Securities	—	16,845,196	—	16,845,196
Collateralized Mortgage Obligations	—	16,508,371	—	16,508,371
Mortgage Pass-Throughs	—	72,603,820	—	72,603,820
U.S. Treasury Obligations	—	1,504,452	—	1,504,452
U.S. Government Guaranteed Small Business Administration Loans	—	22,436,319	—	22,436,319
Common Stocks	14,692,317	72,628,287 **	—	87,320,604
Reinsurance Side Cars	—	—	7,921,454	7,921,454
Short-Term Investments —
Foreign Government Securities	—	246,118,287	—	246,118,287
U.S. Treasury Obligations	—	204,897,747	—	204,897,747
Repurchase Agreements	—	16,715,849	—	16,715,849
Other	—	659,660,357	—	659,660,357
Purchased Interest Rate Swaptions	—	1,566,808	—	1,566,808
Purchased Call Options	—	1,575,413	—	1,575,413
Total Investments	$14,692,317	$2,963,100,229	$56,270,363	$3,034,062,909
Forward Foreign Currency Exchange Contracts	$—	$40,980,560	$—	$40,980,560
Futures Contracts	3,345,522	—	—	3,345,522
Swap Contracts	—	58,026,385	—	58,026,385
Total	$18,037,839	$3,062,107,174	$56,270,363	$3,136,415,376

Liability Description
Securities Sold Short	$—	$(28,226,021)	$—	$(28,226,021)
Forward Foreign Currency Exchange Contracts	—	(38,872,003)	—	(38,872,003)
Futures Contracts	(639,731)	(347,596)	—	(987,327)
Swap Contracts	—	(39,978,975)	—	(39,978,975)
Total	$(639,731)	$(107,424,595)	$—	$(108,064,326)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Swaptions are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.